RECEIVABLES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
RECEIVABLES
Sales tax receivables	$ 4,323,080	$ 2,209,948
Other	2,393
Receivables	$ 4,325,473	$ 2,209,948